CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares Subject to Forfeiture				1,125,000
Class A
Ordinary shares subject to possible redemption	29,224,706	29,067,145	29,510,755